Summary of significant accounting policies - Additional Information (Details) ¥ in Millions	1 Months Ended				12 Months Ended
	May 23, 2017 USD ($)	May 23, 2017 CNY (¥)	Sep. 18, 2016 USD ($)	Sep. 18, 2016 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 21, 2019	Dec. 31, 2018 item	Mar. 02, 2018	Feb. 28, 2017	Jun. 28, 2016	Mar. 01, 2016	May 06, 2015 USD ($)	May 06, 2015 CNY (¥)
Summary of significant accounting policies
Current assets					$ 4,493,212,025	$ 4,889,207,126
Non-current assets					840,181,206	961,071,201
TOTAL ASSETS					5,333,393,231	5,850,278,327	$ 6,446,279,290
Current liabilities					4,146,503,396	4,792,960,096
Non-current liabilities					1,079,477,453	974,531,402
Total liabilities					5,225,980,849	5,767,491,498
Revenue					804,974,475	950,012,173	1,536,017,781
costs of revenue					(672,509,119)	(878,056,065)	(1,468,080,865)
Net loss/income					40,282,025	(263,353,561)	(417,307,378)
Net cash provided by operating activities					(270,773,987)	(530,272,913)	135,608,847
Net cash used in investing activities					(1,106,953)	513,898,291	(22,774,551)
Net cash used in financing activities					(47,293,021)	(60,426,478)	(677,076,944)
Other liabilities					72,910,425	66,619,920
Impairment loss on goodwill						1,481,006	4,355,469
Impairment loss on intangible assets							14,295,790
Impairment of loss on real estate					$ 21,544,902	2,932,743	$ 1,347,050
Beijing Ruihao Rongtong Real Estate [Member]
Summary of significant accounting policies
Percentage of Equity Directly Attributable to the Group					65.00%
Related Party [Member]
Summary of significant accounting policies
Other liabilities					$ 72,910,425	66,619,920
RuizhuoXihui [Member]
Summary of significant accounting policies
Current assets					2,566,273	2,621,527
Non-current assets					(10,626)	(10,806)
TOTAL ASSETS					2,555,647	2,610,721
Current liabilities					2,533,801	2,619,769
Total liabilities					2,533,801	2,619,769
Revenue						235,890
costs of revenue					0	(64,034)
Net loss/income					30,919	31,287
Net cash provided by operating activities					(24)	(13,900)
Net cash used in investing activities					0	0
Net cash used in financing activities					0	0
Consolidation, Eliminations [Member] | Beijing Yuzhouyun Technology Development Center [Member] | Subsidiaries
Summary of significant accounting policies
Other liabilities					18,643,004	14,851,499
Consolidation, Eliminations [Member] | RuizhuoXihui [Member] | Subsidiaries
Summary of significant accounting policies
Other receivables					2,476,119	2,511,562
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") (Note 2(a)) [Member]
Summary of significant accounting policies
Registered Capital														$ 37,600,000	¥ 250.0
Number of projects under construction | item									1
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") (Note 2(a)) [Member] | Ping An trust Co., Ltd. ("Ping'an trust") [Member]
Summary of significant accounting policies
Amount of loan in aggregate to the Group	$ 246,800,000	¥ 1,610.0	$ 124,300,000	¥ 862.5
Beijing Yuzhouyun Technology Development Center [Member]
Summary of significant accounting policies
Current assets					(10,484)	174,470
Non-current assets					2,922,037	2,873,855
TOTAL ASSETS					2,911,553	3,048,325
Current liabilities					21,353,225	17,699,203
Non-current liabilities					6,847,671	10,337,995
Total liabilities					28,200,896	28,037,198
Revenue					10,731	244,130
costs of revenue					(947,551)	(2,534,745)
Net loss/income					(721,263)	(2,539,202)
Net cash provided by operating activities					3,140,065	2,671,405
Net cash used in investing activities						0
Net cash used in financing activities					(3,124,002)	(2,700,960)
Consolidated revenues contributed from the related party					10,731	244,130
Percentage of Share of Profit or Loss										51.00%
Beijing Yuzhouyun Technology Development Center [Member] | Senior Management Members [Member]
Summary of significant accounting policies
Percentage of Share of Profit or Loss										49.00%
RuizhuoXihui [Member]
Summary of significant accounting policies
Other liabilities					$ 0
Consolidated revenues contributed from the related party						$ 235,890
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") (Note 2(a)) [Member]
Summary of significant accounting policies
Percentage of non-controlling equity interest that will be repurchased by the entity									35.00%
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") (Note 2(a)) [Member] | Ping An trust Co., Ltd. ("Ping'an trust") [Member]
Summary of significant accounting policies
Noncontrolling owners interest (percentage)	35.00%	35.00%	10.00%	10.00%				35.00%	35.00%		35.00%	5.00%	20.00%